Property, plant and equipment - Summary of Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 5,344	€ 5,201
Property, plant and equipment end of period	6,434	5,344
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	9,223	8,763
Acquisition of CCBPI	1,084
Additions	914	889
Disposals	(475)	(360)
Transfers to assets held for sale	(28)
Transfers to investment property	(33)
Transfers and reclassifications	5	0
Currency translation adjustments	4	(69)
Property, plant and equipment end of period	10,694	9,223
Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(3,879)	(3,562)
Depreciation expense	(751)	(653)
Disposals	455	325
Impairment	(76)
Transfers to assets held for sale	6
Transfers and reclassifications	0	2
Currency translation adjustments	(15)	9
Property, plant and equipment end of period	(4,260)	(3,879)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	657	648
Property, plant and equipment end of period	1,129	657
Land | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	657	648
Acquisition of CCBPI	464
Additions	62	20
Disposals	(1)	(1)
Transfers to assets held for sale	(16)
Transfers to investment property	(33)
Transfers and reclassifications	1	2
Currency translation adjustments	(5)	(12)
Property, plant and equipment end of period	1,129	657
Land | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Impairment	0
Transfers to assets held for sale	0
Transfers and reclassifications	0	0
Currency translation adjustments	0	0
Property, plant and equipment end of period	0	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,634	1,658
Property, plant and equipment end of period	1,699	1,634
Buildings and improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,586	2,501
Acquisition of CCBPI	117
Additions	65	71
Disposals	(23)	(44)
Transfers to assets held for sale	(12)
Transfers to investment property	0
Transfers and reclassifications	70	84
Currency translation adjustments	1	(26)
Property, plant and equipment end of period	2,804	2,586
Buildings and improvements | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(952)	(843)
Depreciation expense	(149)	(137)
Disposals	22	28
Impairment	(27)
Transfers to assets held for sale	6
Transfers and reclassifications	(1)	0
Currency translation adjustments	(4)	0
Property, plant and equipment end of period	(1,105)	(952)
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,042	1,985
Property, plant and equipment end of period	2,484	2,042
Machinery, equipment and containers | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	3,886	3,723
Acquisition of CCBPI	446
Additions	228	271
Disposals	(187)	(214)
Transfers to assets held for sale	0
Transfers to investment property	0
Transfers and reclassifications	181	124
Currency translation adjustments	21	(18)
Property, plant and equipment end of period	4,575	3,886
Machinery, equipment and containers | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(1,844)	(1,738)
Depreciation expense	(396)	(318)
Disposals	180	204
Impairment	(31)
Transfers to assets held for sale	0
Transfers and reclassifications	17	3
Currency translation adjustments	(17)	5
Property, plant and equipment end of period	(2,091)	(1,844)
Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	370	385
Property, plant and equipment end of period	402	370
Cold drink equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,161	1,110
Acquisition of CCBPI	7
Additions	96	73
Disposals	(145)	(47)
Transfers to assets held for sale	0
Transfers to investment property	0
Transfers and reclassifications	69	34
Currency translation adjustments	(11)	(9)
Property, plant and equipment end of period	1,177	1,161
Cold drink equipment | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(791)	(725)
Depreciation expense	(111)	(112)
Disposals	140	43
Impairment	(4)
Transfers to assets held for sale	0
Transfers and reclassifications	(14)	(1)
Currency translation adjustments	5	4
Property, plant and equipment end of period	(775)	(791)
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	182	144
Property, plant and equipment end of period	218	182
Vehicle fleet | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	349	297
Acquisition of CCBPI	5
Additions	102	101
Disposals	(76)	(51)
Transfers to assets held for sale	0
Transfers to investment property	0
Transfers and reclassifications	2	3
Currency translation adjustments	1	(1)
Property, plant and equipment end of period	383	349
Vehicle fleet | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(167)	(153)
Depreciation expense	(69)	(61)
Disposals	71	47
Impairment	0
Transfers to assets held for sale	0
Transfers and reclassifications	0	0
Currency translation adjustments	0	0
Property, plant and equipment end of period	(165)	(167)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	70	76
Property, plant and equipment end of period	72	70
Furniture and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	195	179
Acquisition of CCBPI	2
Additions	12	9
Disposals	(43)	(3)
Transfers to assets held for sale	0
Transfers to investment property	0
Transfers and reclassifications	19	12
Currency translation adjustments	(1)	(2)
Property, plant and equipment end of period	184	195
Furniture and office equipment | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(125)	(103)
Depreciation expense	(26)	(25)
Disposals	42	3
Impairment	(2)
Transfers to assets held for sale	0
Transfers and reclassifications	(2)	0
Currency translation adjustments	1	0
Property, plant and equipment end of period	(112)	(125)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	389	305
Property, plant and equipment end of period	430	389
Assets under construction | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	389	305
Acquisition of CCBPI	43
Additions	349	344
Disposals	0	0
Transfers to assets held for sale	0
Transfers to investment property	0
Transfers and reclassifications	(337)	(259)
Currency translation adjustments	(2)	(1)
Property, plant and equipment end of period	442	389
Assets under construction | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Impairment	(12)
Transfers to assets held for sale	0
Transfers and reclassifications	0	0
Currency translation adjustments	0	0
Property, plant and equipment end of period	€ (12)	€ 0